Annual Total Returns - Fidelity® Capital Appreciation Fund [BarChart] - 10.31 Fidelity Capital Appreciation Fund K PRO-09 - Fidelity® Capital Appreciation Fund - Fidelity Capital Appreciation Fund-Class K
Dec. 30, 2022
Bar Chart Table:
Annual Return 2012	22.65%
Annual Return 2013	36.11%
Annual Return 2014	10.98%
Annual Return 2015	1.76%
Annual Return 2016	3.29%
Annual Return 2017	24.06%
Annual Return 2018	(4.84%)
Annual Return 2019	30.14%
Annual Return 2020	33.90%
Annual Return 2021	24.34%